Earnings Per Unit (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Unit
Schedule of Earnings Per Unit

	For the year ended December 31,
	2018	2019	2020
Profit/(loss) for the year	128,046	(34,769)	56,859
Less:
Profit attributable to GasLog’s operations*	(25,449)	(2,650)	—
Partnership’s profit/(loss)	102,597	(37,419)	56,859
Adjustment for:
Paid and accrued preference unit distributions	(22,498)	(30,328)	(30,328)
Partnership’s profit/(loss) attributable to:	80,099	(67,747)	26,531
Common unitholders	75,879	(66,268)	25,970
General partner	1,602	(1,479)	561
Incentive distribution rights**	2,618	—	N/A
Weighted average units outstanding (basic)
Common units	42,945,432	46,272,598	47,042,494
General partner units	876,255	975,531	1,021,336
Earnings/(loss) per unit (basic)
Common unitholders	1.77	(1.43)	0.55
General partner	1.83	(1.52)	0.55
Weighted average units outstanding (diluted)
Common units***	43,034,117	46,272,598	49,567,506
General partner units	876,255	975,531	1,021,336
Earnings/(loss) per unit (diluted)
Common unitholders	1.76	(1.43)	0.52
General partner	1.83	(1.52)	0.55

*     Includes profits of: (i) GAS-fourteen Ltd. for the period prior to its transfer to the Partnership on April 26, 2018, (ii) GAS-twenty seven Ltd. for the period prior to its transfer to the Partnership on November 14, 2018 and (iii) GAS-twelve Ltd. for the period prior to its transfer to the Partnership on April 1, 2019. While such amounts are reflected in the Partnership’s financial statements because the transfers to the Partnership were accounted for as reorganizations of entities under common control (Note 1), the aforementioned entities were not owned by the Partnership prior to their transfers to the Partnership on the respective dates and accordingly the Partnership was not entitled to the cash or results generated in the period prior to such transfers.

**   The IDRs were eliminated on June 30, 2019 (Note 5). Until their elimination, they represented the right to receive an increasing percentage of quarterly distributions of available cash from operating surplus after the minimum quarterly distribution and the target distribution levels had been achieved. GasLog held the incentive distribution rights following completion of the Partnership’s IPO. The IDRs could be transferred separately from any other interests, subject to restrictions in the Partnership Agreement. Based on the nature of such right, earnings attributable to IDRs could not be allocated on a per unit basis.

*** Includes unvested awards (Note 20) for the years ended December 31, 2018 and December 31, 2020; does not include unvested awards and Class B units for the year ended December 31, 2019, because their effect would be anti-dilutive. The 2,490,000 Class B units were issued on June 30, 2019 and are included in the weighted average number of units outstanding for the calculation of diluted EPU from July 1, 2019 and onwards. They become eligible for conversion on a one-for-one basis into common units at GasLog’s option in six tranches of 415,000 units per annum on July 1 of 2020 (Note 5), 2021, 2022, 2023, 2024 and 2025; as a result, they do not have an impact on the calculation of basic EPU until conversion.